Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2025 SGD ($)
Product Information [Line Items]
Impairment to loan to third parties	$ 937,284	$ 1,223,608
Deferred offering costs	380,933				$ 497,302
Impairment of long-lived assets		0		0
Cash flows from operating activities	$ 2,798,489	3,653,376		1,609,467
Singapore deposit insurance corporation insured amount					$ 100,000
Foreign currency exchange rate, translation	0.7660				0.7660
Interest or penalties related to uncertain tax positions		0		0
Impairment loss against its operating lease right-of-use assets		0		0
Dilutive securities or debt		0		0
Net Income (Loss) Attributable to Parent	$ 3,934,994	$ 5,137,064		2,359,844
Cash and Cash Equivalent	$ 99,237			$ 2,312,107	$ 129,552
Top 5 Customers [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	85.00%	85.00%	91.00%	91.00%
Top 5 Suppliers [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	85.00%	85.00%	87.00%	87.00%
Customer A [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	23.00%	23.00%	73.00%	73.00%
Customer A [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	13.00%	45.00%	45.00%
Customer B [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	21.00%	21.00%	6.00%	6.00%
Customer C [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	18.00%	18.00%	5.00%	5.00%
Customer D [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	13.00%	13.00%	4.00%	4.00%
Customer D [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	30.00%	30.00%
Customer E [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	10.00%	10.00%
Customer E [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Product Information [Line Items]
Concentration risk percentage	46.00%	46.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	30.00%	30.00%	39.00%	39.00%
Vendor A [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	34.00%	34.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	28.00%	28.00%	30.00%	30.00%
Vendor B [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	57.00%	57.00%	57.00%	57.00%
Vendor C [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	18.00%	18.00%	13.00%	13.00%
Vendor C [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage			41.00%	41.00%
Vendor D [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	6.00%	6.00%	3.00%	3.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Product Information [Line Items]
Concentration risk percentage	3.00%	3.00%
Vendor E [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Product Information [Line Items]
Concentration risk percentage	8.00%	8.00%
Revision of Prior Period, Adjustment [Member]
Product Information [Line Items]
Cash flows from operating activities			$ 1,122,822	$ 1,539,982